Shareholder Fees - VIPGovernmentMoneyMarketPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPGovernmentMoneyMarketPortfolio-InvestorPRO | VIP Government Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)